Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	12 Months Ended
Oct. 31, 2018 $ / $
Base Forecasts [member] | Next 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecasts [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.80
Base Forecasts [member] | Canada [member] | Next 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real gross domestic product (GDP) (annual % change)	2.30%
Home prices (annual % change)	3.40%
Central bank policy interest rate	1.88%
Base Forecasts [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real gross domestic product (GDP) (annual % change)	1.70%
Home prices (annual % change)	3.40%
Central bank policy interest rate	2.47%
Base Forecasts [member] | United states [Member] | Next 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real gross domestic product (GDP) (annual % change)	2.90%
Home prices (annual % change)	5.10%
Central bank policy interest rate	2.88%
U.S. 10-year treasury yield	3.20%
U.S. 10-year BBB spread	1.80%
Base Forecasts [member] | United states [Member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real gross domestic product (GDP) (annual % change)	1.80%
Home prices (annual % change)	4.00%
Central bank policy interest rate	2.97%
U.S. 10-year treasury yield	3.13%
U.S. 10-year BBB spread	1.80%
Downside scenario [member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Downside scenario [member] | Canada [member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.40%
Real gross domestic product (GDP) (annual % change)	1.10%
Home prices (annual % change)	0.30%
Central bank policy interest rate	1.74%
Downside scenario [member] | United states [Member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real gross domestic product (GDP) (annual % change)	1.30%
Home prices (annual % change)	2.70%
Central bank policy interest rate	2.25%
U.S. 10-year treasury yield	2.39%
U.S. 10-year BBB spread	2.02%
Upside scenario [member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.85
Upside scenario [member] | Canada [member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real gross domestic product (GDP) (annual % change)	2.30%
Home prices (annual % change)	4.90%
Central bank policy interest rate	2.80%
Upside scenario [member] | United states [Member] | Five year expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%
Real gross domestic product (GDP) (annual % change)	2.30%
Home prices (annual % change)	4.90%
Central bank policy interest rate	3.66%
U.S. 10-year treasury yield	4.43%
U.S. 10-year BBB spread	1.58%